Long-Term Debt (Schedule Of Long-term Debt) (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020
Line of Credit Facility [Line Items]
Installment notes bearing interest at the rate of 5.0% to 6.5% per annum collateralized by vehicles with monthly payments including interest, insurance and maintenance of approximately $10		$ 124,000
Total long-term debt		124,000
Less current maturities		(51,000)	$ (64,000)
Long-term debt, less current maturities		73,000	$ 102,000
Periodic payments including interest, insurance and maintenance	$ 10	$ 10
Maximum [Member]
Line of Credit Facility [Line Items]
Interest rate per annum	6.50%	6.50%
Minimum [Member]
Line of Credit Facility [Line Items]
Interest rate per annum	5.00%	5.00%